Note 7 - Long-term Debt - Revolving Line of Credit Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Outstanding borrowings	$ 180,598	$ 20,508
Interest rate	6.34%	1.71%
Maximum amount of borrowings	$ 350,828	$ 58,323
Average outstanding borrowings	$ 159,670	$ 22,357
Weighted average interest rate	5.03%	1.37%